Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	₩ 20,200,332	₩ 20,946,933
Additions	1,533,333	3,467,487
Depreciation	(4,323,173)	(3,636,782)
Disposals	(260,970)	(552,772)
Impairment loss	(94,212)	(60,065)
Others	(838)	(11,206)
Government grants received	(2,307)	(7,417)
Gain or loss on foreign currency translation	762,397	54,154
Decrease through classified as held for sale, property, plant and equipment	(611,689)
Ending Balance	17,202,873	20,200,332
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	72,980,884	72,518,077
Ending Balance	70,288,241	72,980,884
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(50,139,246)	(48,926,350)
Ending Balance	(50,301,239)	(50,139,246)
Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(2,641,306)	(2,644,794)
Ending Balance	(2,784,129)	(2,641,306)
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	472,813
Disposals	(47,344)	(330)
Others	873	(2,902)
Ending Balance	426,342	472,813
Land [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	472,813	476,045
Ending Balance		472,813
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	472,813	476,045
Ending Balance	426,342	472,813
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,030,191
Depreciation	(444,982)	(376,264)
Disposals	(28,598)	(758)
Impairment loss	(28)	8
Others	948,851	1,494,070
Gain or loss on foreign currency translation	265,665	9,189
Decrease through classified as held for sale, property, plant and equipment	(545,867)
Ending Balance	5,225,232	5,030,191
Buildings and structures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,030,191	3,903,946
Ending Balance		5,030,191
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	10,192,281	8,699,292
Ending Balance	10,529,816	10,192,281
Buildings and structures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,715,087)	(4,348,201)
Ending Balance	(4,813,622)	(4,715,087)
Buildings and structures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(447,003)	(447,145)
Ending Balance	(490,962)	(447,003)
Machinery And Equipment1 [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,781,683
Depreciation	(3,424,197)	(2,837,242)
Disposals	(132,473)	(506,420)
Impairment loss	(58,660)	(53,513)
Others	4,186,807	3,963,010
Government grants received	(2,307)	(7,417)
Gain or loss on foreign currency translation	350,074	39,066
Decrease through classified as held for sale, property, plant and equipment	(24,526)
Ending Balance	7,676,401	6,781,683
Machinery And Equipment1 [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	6,781,683	6,184,199
Ending Balance		6,781,683
Machinery And Equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	52,107,890	50,722,745
Ending Balance	53,029,839	52,107,890
Machinery And Equipment1 [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(43,466,025)	(42,744,139)
Ending Balance	(43,403,177)	(43,466,025)
Machinery And Equipment1 [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(1,860,182)	(1,794,407)
Ending Balance	(1,950,261)	(1,860,182)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	153,138
Depreciation	(80,195)	(75,727)
Disposals	(178)	(1,896)
Impairment loss	(1,275)	(6)
Others	42,191	60,585
Gain or loss on foreign currency translation	7,520	964
Decrease through classified as held for sale, property, plant and equipment	(4,050)
Ending Balance	117,151	153,138
Furniture and fixtures [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	153,138	169,218
Ending Balance		153,138
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	942,376	902,477
Ending Balance	925,048	942,376
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(775,953)	(719,862)
Ending Balance	(793,522)	(775,953)
Furniture and fixtures [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(13,285)	(13,397)
Ending Balance	(14,375)	(13,285)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	7,286,061
Additions	1,499,468	3,392,876
Impairment loss	(27,000)
Others	(5,565,372)	(5,900,151)
Gain or loss on foreign currency translation	106,339	3,626
Decrease through classified as held for sale, property, plant and equipment	(9,778)
Ending Balance	3,289,718	7,286,061
Construction-in-progress [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	7,286,061	9,789,710
Ending Balance		7,286,061
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	7,571,687	10,145,865
Ending Balance	3,581,525	7,571,687
Construction-in-progress [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(285,626)	(356,155)
Ending Balance	(291,807)	(285,626)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	119,246
Additions	33,865	74,611
Depreciation	(68,445)	(68,349)
Gain or loss on foreign currency translation	23,058	326
Decrease through classified as held for sale, property, plant and equipment	(18,791)
Ending Balance	88,933	119,246
Right-of-use assets [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	119,246	112,658
Ending Balance		119,246
Right-of-use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	245,149	271,761
Ending Balance	225,250	245,149
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(119,804)	(151,550)
Ending Balance	(129,395)	(119,804)
Right-of-use assets [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(6,099)	(7,553)
Ending Balance	(6,922)	(6,099)
Others [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	357,200
Depreciation	(305,354)	(279,200)
Disposals	(52,377)	(43,368)
Impairment loss	(7,249)	(6,554)
Others	385,812	374,182
Gain or loss on foreign currency translation	9,741	983
Decrease through classified as held for sale, property, plant and equipment	(8,677)
Ending Balance	379,096	357,200
Others [member] | Previously stated [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	357,200	311,157
Ending Balance		357,200
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	1,448,688	1,299,892
Ending Balance	1,570,421	1,448,688
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(1,062,377)	(962,598)
Ending Balance	(1,161,523)	(1,062,377)
Others [member] | Accumulated impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(29,111)	(26,137)
Ending Balance	₩ (29,802)	₩ (29,111)